Significant Accounting Policies (Schedule of Supplemental Cash Flow Information) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Cash Flow Information [Line Items]
Financing leases	$ 34	$ 47	$ 46
Operating leases	110	49	127
Virginia Electric and Power Company
Schedule Of Supplemental Cash Flow Information [Line Items]
Financing leases	26	37	$ 32
Operating leases	$ 90	$ 42